Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
CSL Ltd.	14,082	$2,247,065
Vicinity Ltd.	158,671	252,002
		2,499,067
Austria — 0.3%
Verbund AG	7,675	599,676
Belgium — 0.9%
Argenx SE(a)	847	485,985
Elia Group SA/NV, Class B	9,128	969,193
		1,455,178
Brazil — 0.6%
BRF SA	269,360	956,029
Canada — 2.5%
Saputo Inc.	107,867	2,078,189
West Fraser Timber Co. Ltd.	28,884	2,127,863
		4,206,052
Chile — 0.8%
Empresas CMPC SA	844,299	1,347,438
China — 17.7%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	30,200	30,148
Beijing Enterprises Water Group Ltd.	1,438,000	472,860
China Longyuan Power Group Corp. Ltd., Class H	746,000	617,311
China Mengniu Dairy Co. Ltd.	805,000	1,798,739
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	317,200	380,998
China Railway Signal & Communication Corp. Ltd., Class A	973,090	676,223
China Three Gorges Renewables Group Co. Ltd., Class A	203,100	120,754
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,500	48,972
CSI Solar Co. Ltd., Class A	1,499,678	1,850,514
CSPC Pharmaceutical Group Ltd.	339,520	349,574
Flat Glass Group Co. Ltd., Class A	293,900	583,569
Hansoh Pharmaceutical Group Co. Ltd.(b)	12,000	39,435
Henan Shuanghui Investment & Development Co. Ltd., Class A	46,800	157,915
Hengan International Group Co. Ltd.	197,500	533,426
Innovent Biologics Inc.(a)(b)	27,000	213,047
Kingdee International Software Group Co. Ltd.(a)	1,290,000	2,007,671
Li Auto Inc., Class A(a)	439,144	6,252,136
New Oriental Education & Technology Group Inc.	193,500	913,658
Nongfu Spring Co. Ltd., Class H(b)	50,200	243,912
Seres Group Co. Ltd., Class A, NVS	27,200	510,406
TAL Education Group, ADR(a)	88,538	870,329
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,181,400	1,238,448
Tingyi Cayman Islands Holding Corp.	376,000	615,305
Xinyi Solar Holdings Ltd.	21,732,000	6,524,109
XPeng Inc., Class A(a)	181,932	1,762,515
Yadea Group Holdings Ltd.(b)	222,000	338,134
Yihai Kerry Arawana Holdings Co. Ltd., Class A	26,500	111,188
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	108,200	759,343
		30,020,639
Denmark — 9.5%
Genmab A/S(a)	2,993	631,402
Novo Nordisk A/S, Class B	91,307	6,487,162
Orsted A/S(a)(b)	37,224	1,529,776
Security	Shares	Value
Denmark (continued)
Rockwool AS, Class B	23,827	$1,130,645
Vestas Wind Systems A/S	401,256	6,345,965
		16,124,950
France — 1.5%
Covivio SA/France	6,479	388,738
Gecina SA	1,927	212,106
Ipsen SA	2,221	261,500
Klepierre SA	17,292	676,940
Unibail-Rodamco-Westfield, New	11,460	1,086,869
		2,626,153
Germany — 2.0%
LEG Immobilien SE	8,689	737,745
Vonovia SE	82,162	2,691,999
		3,429,744
Hong Kong — 4.6%
BeOne Medicines Ltd.(a)	25,121	479,105
Henderson Land Development Co. Ltd.	120,000	374,504
Link REIT	94,620	500,751
MTR Corp. Ltd.	294,500	1,026,755
WH Group Ltd.(b)	5,913,000	5,438,524
		7,819,639
India — 0.7%
Colgate-Palmolive India Ltd.	2,979	85,594
Hindustan Unilever Ltd.	20,719	569,195
Lupin Ltd.	7,904	181,254
Macrotech Developers Ltd.	7,342	122,604
Marico Ltd.	11,871	99,459
Nestle India Ltd., NVS	5,506	154,300
		1,212,406
Italy — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	2,935	176,132
Japan — 10.2%
Central Japan Railway Co.	164,300	3,589,250
Chugai Pharmaceutical Co. Ltd.	9,800	512,359
Daiichi Sankyo Co. Ltd.	61,500	1,636,754
East Japan Railway Co.	293,000	6,140,636
Eisai Co. Ltd.	27,100	775,924
Kyowa Kirin Co. Ltd.	16,900	276,200
Nippon Building Fund Inc.	273	249,493
Nissin Foods Holdings Co. Ltd.	42,600	903,229
Ono Pharmaceutical Co. Ltd.	55,600	605,388
Shionogi & Co. Ltd.	23,300	389,052
Sysmex Corp.	20,600	345,672
Terumo Corp.	37,900	695,723
Unicharm Corp.	150,400	1,196,359
		17,316,039
Malaysia — 0.2%
PPB Group Bhd	34,000	89,967
QL Resources Bhd	162,444	171,627
		261,594
Mexico — 0.8%
Fibra Uno Administracion SA de CV	288,520	405,945
Gruma SAB de CV, Class B	25,240	475,638
Kimberly-Clark de Mexico SAB de CV, Class A	222,707	395,559
Prologis Property Mexico SA de CV	26,520	101,521
		1,378,663
Netherlands — 0.7%
JDE Peet's NV	43,226	1,189,549

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway — 1.1%
Mowi ASA	71,158	$1,328,701
Salmar ASA	10,290	458,682
		1,787,383
Portugal — 0.2%
EDP Renovaveis SA	37,468	378,182
Saudi Arabia — 0.3%
ACWA Power Co.	1,267	87,229
Almarai Co. JSC	32,031	437,858
		525,087
Singapore — 0.5%
CapitaLand Ascendas REIT	165,800	340,257
CapitaLand Integrated Commercial Trust	292,016	472,999
		813,256
South Africa — 0.1%
NEPI Rockcastle NV	30,670	235,860
South Korea — 1.4%
LG Energy Solution Ltd.(a)(c)	11,109	2,299,639
Sweden — 2.4%
Essity AB, Class B	105,267	3,079,506
Svenska Cellulosa AB SCA, Class B	47,002	635,378
Swedish Orphan Biovitrum AB(a)	10,028	306,533
		4,021,417
Switzerland — 4.2%
Novartis AG, Registered	58,896	6,798,311
Swiss Prime Site AG, Registered	1,700	241,762
		7,040,073
Taiwan — 6.5%
Taiwan High Speed Rail Corp.	398,000	363,300
Uni-President Enterprises Corp.	1,365,000	3,609,118
Wiwynn Corp.	89,000	7,002,011
		10,974,429
United Kingdom — 1.3%
Land Securities Group PLC	27,437	234,288
Pearson PLC	125,123	1,965,155
		2,199,443
United States — 26.5%
Alexandria Real Estate Equities Inc.	12,288	862,495
Alnylam Pharmaceuticals Inc.(a)	1,371	417,552
BioMarin Pharmaceutical Inc.(a)	10,668	619,491
BXP Inc.	15,122	1,018,164
Dexcom Inc.(a)	10,437	895,495
Security	Shares	Value
United States (continued)
Digital Realty Trust Inc.	17,700	$3,035,904
Edwards Lifesciences Corp.(a)	13,186	1,031,409
Equinix Inc.	3,700	3,288,634
First Solar Inc.(a)(c)	40,345	6,377,737
Hormel Foods Corp.	54,232	1,663,838
Incyte Corp.(a)	9,921	645,460
Insulet Corp.(a)	1,415	459,917
Kimberly-Clark Corp.	42,410	6,096,862
Neurocrine Biosciences Inc.(a)	4,331	532,800
Nvidia Corp.	50,205	6,784,202
Regeneron Pharmaceuticals Inc.	4,565	2,238,128
Sun Communities Inc.	6,842	844,576
United Therapeutics Corp.(a)(c)	1,976	630,048
Vertex Pharmaceuticals Inc.(a)	5,572	2,463,103
Weyerhaeuser Co.	95,927	2,485,468
Xylem Inc./New York	19,505	2,458,410
		44,849,693
Total Long-Term Investments — 99.1% (Cost: $172,814,641)		167,743,410
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	6,202,343	6,204,824
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	60,000	60,000
Total Short-Term Securities — 3.7% (Cost: $6,264,824)		6,264,824
Total Investments — 102.8% (Cost: $179,079,465)		174,008,234
Liabilities in Excess of Other Assets — (2.8)%		(4,662,693)
Net Assets — 100.0%		$169,345,541

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Sustainable Development Goals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$618,867	$5,587,897 (a)	$—	$(2,001)	$61	$6,204,824	6,202,343	$20,684 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000 (a)	—	—	—	60,000	60,000	4,188	—
				$(2,001)	$61	$6,264,824		$24,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	8	06/20/25	$237	$2,794
MSCI EAFE Index	4	06/20/25	521	35,257
MSCI Emerging Markets Index	11	06/20/25	632	7,552
				$45,603
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$54,302,746	$113,440,664	$—	$167,743,410

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Sustainable Development Goals ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$6,264,824	$—	$—	$6,264,824
	$60,567,570	$113,440,664	$—	$174,008,234
Derivative Financial Instruments(a)
Assets
Equity Contracts	$45,603	$—	$—	$45,603

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's